August 1, 2017

STRATEGIC FUNDS, INC

-Global Stock Fund

Supplement to Statement of Additional Information dated

                                                                                                  August 31, 2016, as revised or amended

September 30, 2016, December 30, 2016, February 1, 2017, March 1, 2017, March 31, 2017 and May 1, 2017

The following information supplements the share ownership information contained in the section of the Statement of Additional Information entitled "Share Ownership":

The following persons are known by each fund to own of record 5% or more of the indicated class of the fund's outstanding voting securities.  A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed to "control" (as defined in the 1940 Act) the fund.  All information for a fund is as of the date indicated for the first listed class.  Except as may be otherwise indicated, board members and officers, as a group, owned less than 1% of each class of each fund's voting securities outstanding as of the date indicated below.

July 31, 2017	GSF	Class A	National Financial Services LLC Attn.: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, NJ 07310	15.0555%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	9.9401%

			Black & Spotted Dog Partners LLC 178 Conservation Way Sunderland, VT 05250-4465	8.7981%

			UBS WM USA 1000 Harbor Boulevard Weehawken, NJ 07088-6761	5.5564%

			SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	5.4454%

			American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405	5.3597%

		Class C	Morgan Stanley & Company Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	19.5023%

		Class C	Merrill Lynch, Pierce, Fenner & Smith Incorporated 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	17.0711%

			Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	15.4305%

			American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405	14.8034%

			UBS WM USA 499 Washington Boulevard Jersey City, NJ 07310-1995	12.4045%

			National Financial Services LLC Attn.: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, NJ 07310	8.0011%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.4058%

		Class I	Wells Fargo Bank of Minnesota NA P.O. Box 560067 Charlotte, NC 28256-0067	25.7411%

			National Financial Services LLC Attn.: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, NJ 07310	11.6859%

			MAC & Co. P.O. Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	10.4567%

			TIAA-CREF Trust Co. Attn.: Trust Operations 211 North Broadway St. Louis, MO 63102-2733	7.4097%

			Comerica Bank P.O. Box 75000 Detroit, MI 48275	6.5993%

			Goldman Sachs & Co. c/o Mutual Fund Operations 295 Chipeta Way Salt Lake City, UT 84108-1285	5.5069%

		Class I	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	5.3257%

			MITRA & Co. c/o BMO Harris Bank 480 Pilgrim Way, Suite 1000 Green Bay, WI 54304	5.1563%
		Class Y	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	81.2317%

			Metropolitan Transportation Authority (MTA) Retiree Welfare Benefits Plan 314 Madison Avenue, 3rd Floor New York, New York 10017-3705	12.9889%

		Class T	N/A	None

GRP3-SAISTK-0817